Share-based payments - Additional Information (Details)		12 Months Ended
	Jul. 01, 2015	Jun. 30, 2025 tranche $ / shares shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2015 tranche
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Number of tranches | tranche					3
Weighted average remaining contractual life of outstanding share options	7 years	3 years
Percentage of premium attached with time based vesting condition options		10.00%
Percentage of premium attached with performance based vesting condition options		0.00%
Employee share option plan, maximum number of options available for issuance (in shares) | shares		20,000,000
Maximum percentage of total issued capital from ESOP options granted		10.00%
Weighted average remaining contractual life of outstanding share options and loan funded		4 years 1 month 28 days	4 years 2 months 26 days	4 years 1 month 17 days
Number of tranches | tranche		3
Option exercise term in connection with cessation of employment		60 days
Reduction per option to share-based payment arrangements (in AUD per share)		$ 0.02
Modification made to share based payment arrangements		no	no	no
Weighted average share purchase price, granted (in AUD per share)		$ 1.21	$ 0.39	$ 0.66
Dividend yield on shares underlying options		0.00%
Closing share market price of ordinary share (in AUD per share)		$ 1.66	0.99	1.14
AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement (in AUD per share)		2.52	0.93
Weighted average share purchase price, granted (in AUD per share)		$ 0.55	$ 0.38	$ 1.08
Tranche one
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions		0.3333
Period of vesting requirements for share based payment arrangement		12 months
Tranche vesting term		1 year
Tranche two
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Share options vesting to maximum in time-based conditions		0.6667
Period of vesting requirements for share based payment arrangement		24 months
Tranche vesting term		2 years
Tranche three
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Period of vesting requirements for share based payment arrangement		36 months
Tranche vesting term		3 years
Issues granted since July 1, 2015
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Expiry term of options		7 years